Segment Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting for Reconciliation of Revenue

	For the Three Months Ended September 30,
	2025	2024
Revenues
Foodservice Packaging	$418,043	$-
RaaS	49,800	-
Hotel	314,184	-
Other Corporate Overhead	-	-
Revenues - continuing operations	782,027	-
Revenues - discontinued operations	-	24,454
Total	$782,027	$24,454

Costs and expenses
Foodservice Packaging	$630,153	$-
RaaS	440,287	33,258
Hotel	604,925
Other Corporate Overhead	1,272,543	185,203
Costs and expenses - continuing operations	2,947,908	218,461
Costs and expenses - discontinued operations	1,453	120,280
Total	$2,949,361	$338,741

Income (loss) from operations
Foodservice Packaging	$(212,110)	$-
RaaS	(390,487)	(33,258)
Hotel	(290,741)	-
Other Corporate Overhead	(1,272,543)	(185,203)
Loss from continuing operations	(2,165,881)	(218,461)
Loss from discontinued operations	(1,453)	(95,826)
Total	$(2,167,334)	$(314,287)

Other income (expense) - net
Foodservice Packaging	$3,159	$-
RaaS	4,925	17,872
Hotel	(133,268)	-
Other Corporate Overhead	(1,403,017)	(468,196)
Other expense - continuing operations	(1,528,201)	(450,324)
Other expense - discontinued operations	-	-
Total	$(1,528,201)	$(450,324)

Net loss
Foodservice Packaging	$(208,951)	$-
RaaS	(385,562)	(15,386)
Hotel	(424,009)	-
Other Corporate Overhead	(2,675,560)	(653,399)
Net loss from continuing operations	(3,694,082)	(668,785)
Net loss from discontinued operations	(1,453)	(95,826)
Total	$(3,695,535)	$(764,611)

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

	September 30, 2025	June 30, 2025

Total Assets
Foodservice Packaging	$5,929,979	$5,986,956
RaaS	1,261,666	1,299,198
Hotel	121,512,986	-
Other Corporate Overhead	89,071	38,380
Assets - continuing operations	128,793,702	7,324,534
Assets - discontinued operations	-	-
Total	$128,793,702	$7,324,534

Total Liabilities
Foodservice Packaging	$1,644,393	$1,642,420
RaaS	309,230	275,801
Hotel	28,997,037	-
Other Corporate Overhead	20,874,011	9,550,421
Liabilities - continuing operations	51,824,671	11,468,642
Liabilities - discontinued operations	450,458	479,005
Total	$40,350,129	$11,947,647

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

	For the Years Ended June 30,
	2025	2024
Revenues
Foodservice Packaging	$466,633	$-
RaaS	15,652	-
Other Corporate Overhead	-	-
Revenues - continuing operations	482,285	-
Revenues - discontinued operations	41,551	89,272
Total	$523,836	$89,272

Costs and expenses
Foodservice Packaging	$737,980	$-
RaaS	1,334,997	-
Other Corporate Overhead	2,956,380	712,052
Costs and expenses - continuing operations	5,029,357	712,052
Costs and expenses - discontinued operations	214,443	365,887
Total	$5,243,800	$1,077,939

Loss from operations
Foodservice Packaging	$(271,347)	$-
RaaS	(1,319,345)	-
Other Corporate Overhead	(2,956,380)	(712,052)
Loss from continuing operations	(4,547,072)	(712,052)
Loss from discontinued operations	(172,892)	(276,615)
Total	$(4,719,964)	$(988,667)

Other income (expense) - net
Foodservice Packaging	$(14,648)	$-
RaaS	(546,729)	-
Other Corporate Overhead	(2,827,734)	(2,241,410)
Loss from continuing operations	(3,389,111)	(2,241,410)
Loss from discontinued operations	(6,803)	(5,429)
Total	$(3,395,914)	$(2,246,839)

Net loss
Foodservice Packaging	$(285,995)	$-
RaaS	(1,866,074)	-
Other Corporate Overhead	(5,784,115)	(2,953,462)
Net loss from continuing operations	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(179,694)	(282,044)
Total	$(8,115,878)	$(3,235,506)

	For the Years Ended June 30,
	2025	2024

Total Assets
Foodservice Packaging	$5,986,956	$-
RaaS	1,299,198	-
Other Corporate Overhead	38,380	1,549,258
Assets - continuing operations	7,324,534	1,549,258
Assets - discontinued operations	-	93,363
Total	$7,324,534	$1,642,621

Total Liabilities
Foodservice Packaging	$1,642,420	$-
RaaS	275,801	-
Other Corporate Overhead	9,550,421	4,618,338
Liabilities - continuing operations	11,468,642	4,618,338
Liabilities - discontinued operations	479,005	457,610
Total	$11,947,647	$5,075,948